Description of Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 06, 2023	Jul. 27, 2023	Apr. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024
Description of Business and Basis of Presentation [Line Items]
Net cash proceeds						$ 6,300		$ 1,000
Transaction costs				$ 15,700		15,700		$ 1,300
Collections contributed percentage			100.00%					100.00%
Cash flows from operating activities						(8,758)	$ (16,421)	$ (23,422)	$ (19,290)
Loss from operation				(2,461)	$ (20,404)	(11,296)	$ (36,889)	(57,158)	(17,341)
Capital deficiency						(27,000)		(212,000)
Additional debt borrowed				10,300		10,300		6,700
Strategic Investment		$ 30,000
FCG received a closing payment						17,500		17,500
Reimbursement amount		500				500
Redemption amount				30,000		$ 30,000		$ 30,000
Annual compounding preferred return						9.00%		9.00%
Pro-rata						25.00%
Predecessor transaction costs								$ 1,600
Transaction costs								6,400	15,700
Infinite acquisitions								$ 4,800
Warrants outstanding (in Shares)								8,440,641
Conversion rate (in Dollars per share)	$ 0.90909
Warrant exercisable (in Dollars per share)								$ 1.034999
Accumulated deficit				$ (44,323)		$ (44,323)		$ (68,595)	$ (24,147)
Payment received		18,000
Earn out liability								183,100
Diligence fees								500
Receivable balances								$ 4,000
National exchange treehouse [Member]
Description of Business and Basis of Presentation [Line Items]
Exchange membership interests			33.33%					33.33%
Katmandu exchange [Member]
Description of Business and Basis of Presentation [Line Items]
Exchange membership interests			66.67%					66.67%
Liability [Member]
Description of Business and Basis of Presentation [Line Items]
Loss from operation						(8,800)		$ (57,200)
Accumulated deficit								$ 68,600
Equity Method Investments [Member]
Description of Business and Basis of Presentation [Line Items]
Cash flows from operating activities						$ 44,300
Magpuri Revocable Trust [Member]
Description of Business and Basis of Presentation [Line Items]
ownership interests percentage			100.00%					100.00%
QIC, Holding [Member]
Description of Business and Basis of Presentation [Line Items]
ownership interests percentage				25.00%		25.00%		25.00%
Falcon’s Creative Group, LLC [Member]
Description of Business and Basis of Presentation [Line Items]
Investment amount								$ 12,000		$ 12,000
Pro-rata						75.00%
QIC Delaware, Inc. [Member]
Description of Business and Basis of Presentation [Line Items]
Investment amount								30,000
Payment received		$ 17,500
Qiddiya Investment Company [Member]
Description of Business and Basis of Presentation [Line Items]
Investment amount								$ 12,000
Series A Preferred Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Aggregate shares (in Shares)								475,000
Preferred Stock outstanding (in Shares)								656,415
Shares converted (in Shares)	656,415
Class A Common Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Aggregate shares (in Shares)	716,005
Warrants outstanding (in Shares)				5,198,420		5,198,420
Shares issued (in Shares)								0.580454
Warrant exercisable (in Dollars per share)	$ 1.034999
Class A Common Stock [Member] | Pubco Warrants [Member]
Description of Business and Basis of Presentation [Line Items]
Common stock outstanding (in Shares)								7,258,223
Class B Common Stock [Member] | Pubco Warrants [Member]
Description of Business and Basis of Presentation [Line Items]
Common stock outstanding (in Shares)								62,440,940
Preferred Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Shares issued (in Shares)								0.5
Preferred Stock [Member] | QIC, Holding [Member]
Description of Business and Basis of Presentation [Line Items]
ownership interests percentage				75.00%		75.00%		75.00%